Shareholder Fees - VIPEquity-IncomePortfolio-InitialServiceService2PRO	Apr. 30, 2025 USD ($)
VIPEquity-IncomePortfolio-InitialServiceService2PRO | VIP Equity-Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)